Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

The Company only operates in the United States through Abit USA Inc. The charge for 2025 represents the taxable situation of this subsidiary, as follows:

Taxation	Years Ended December 31

Loss before taxes	(2,766,220)
Tax and surcharges for 2025	103,276 (1)
Total taxes	103,276

Loss after taxes	(2,869,496)

Tax Provision	103,276

(1)	This amount represents tax provision for Abit USA Inc, which will be carried forward for offset in subsequent years.